OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS	NOTE 6 – OTHER CURRENT ASSETS Other current assets consist of the following:

	December 31,
	2019	2018

Other receivables	$24,643	$26,496
	$24,643	$26,496